Equity-Accounted Joint Ventures - Investments in and Advances to Equity Accounted Investees (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) lease vessel terminal	Dec. 31, 2019 USD ($)	Nov. 14, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Number of terminals | terminal	1
Equity method investments	$ 1,067,783	$ 1,155,316
Less current portion of advances to equity- accounted joint ventures, net	(10,991)	0
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	1,056,792	1,155,316
Finance lease, liability	$ 1,340,922	1,410,904
Number of lessors | lease	9
Financial Information of Joint Ventures	A summary of the Partnership's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2020		As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	2020 $	2019 $
Angola Joint Venture (i)	33%	4	-	90,659	88,465
Bahrain LNG Joint Venture (ii)	30%	-	1	38,678	60,462
Excalibur Joint Venture (iii)	50%	1	-	35,871	32,691
Exmar LPG Joint Venture (iv)	50%	23	-	134,138	151,673
MALT Joint Venture (v)	52%	6	-	359,442	357,411
Pan Union Joint Venture (vi)	20%-30%	4	-	81,548	79,568
RasGas III Joint Venture (vii)	40%	4	-	97,721	120,920
Yamal LNG Joint Venture (viii)	50%	6	-	234,452	264,126
		48	1	1,072,509	1,155,316
Less credit loss provision				(4,726)	—
Total investments in and advances to equity-accounted joint ventures, net				1,067,783	1,155,316
Less current portion of advances to equity- accounted joint ventures, net				(10,991)	—
Investments in and advances to equity- accounted joint ventures, net				1,056,792	1,155,316

Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	33.00%
Number of vessels | vessel	4
Equity method investments	$ 90,659	88,465
Less current portion of advances to equity- accounted joint ventures, net	(1,000)	0
Interest accrued on advances		0
Carrying value of guarantee liability	$ 300	500
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	33.00%
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%				30.00%
Number of vessels | vessel	0
Equity method investments	$ 38,678	60,462
Less current portion of advances to equity- accounted joint ventures, net				$ (79,100)
Investment in and advances to equity-accounted joint ventures (note 7)	73,400		$ 71,200
Interest accrued on advances	$ 5,100	500
Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels | vessel	1
Equity method investments	$ 35,871	32,691
Carrying value of guarantee liability	$ 100	100
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels | vessel	23
Equity method investments	$ 134,138	151,673
Investment in and advances to equity-accounted joint ventures (note 7)	42,300	52,300
Interest accrued on advances	0	300
Carrying value of guarantee liability	$ 1,300	900
Number of lessors | lease	4
MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	52.00%
Number of vessels | vessel	6
Equity method investments	$ 359,442	357,411
Carrying value of guarantee liability	$ 200	300
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	4
Equity method investments	$ 81,548	79,568
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	40.00%
Number of vessels | vessel	4
Equity method investments	$ 97,721	120,920
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels | vessel	6
Equity method investments	$ 234,452	264,126
Carrying value of guarantee liability	$ 2,200	2,200
Building
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	1
Building | Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	1
Building | Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
LNG Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | lease	9
LNG Carriers [Member] | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	6
Minimum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	20.00%
Maximum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,072,509	1,155,316
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 1,056,792
Financial Information of Joint Ventures	The following table presents aggregated summarized financial information reflecting a 100% ownership interest in the Partnership’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of Exmar LPG Joint Venture, the Excalibur Joint Venture and the Pan Union Joint Venture. The results include the Angola Joint Venture, the Bahrain LNG Joint Venture, the Excalibur Joint Venture, the Excelsior Joint Venture up to January 2018, the Exmar LPG Joint Venture, the MALT Joint Venture, the Pan Union Joint Venture, the RasGas III Joint Venture and the Yamal LNG Joint Venture.

	December 31, 2020 $	December 31, 2019 $
Cash and restricted cash – current	400,816	375,800
Other assets – current	180,673	146,637
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	1,912,776	3,045,393
Net investments in direct financing and sales-type leases – non-current	5,237,791	4,469,861
Other assets – non-current	216,331	169,925
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	582,767	557,685
Other liabilities – current	232,466	188,665
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	4,853,791	5,130,656
Other liabilities – non-current	350,057	224,903

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Voyage revenues	1,008,112	766,618	612,471
Income from vessel operations	584,685	400,326	289,477
Realized and unrealized (loss) gain on non-designated derivative instruments:
Bahrain LNG Joint Venture	(68,563)	(19,756)	131
Other equity-accounted joint ventures	(26,197)	(21,159)	8,694
Net income	152,144	130,314	142,252

Loans Receivable
Schedule of Equity Method Investments [Line Items]
Financing Receivable, Allowance for Credit Loss	$ (4,726)	$ 0